THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON FEBRUARY 14, 2003 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT IS NO LONGER WARRANTED.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2002
                                               -----------------

Check here if Amendment [ X ]; Amendment Number:               3
                                                     ------------------
  This Amendment (Check only one.):           [   ]  is a restatement.
                                              [ X ]  adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:             Berkshire Hathaway Inc.
                  ------------------------------------
Address:          1440 Kiewit Plaza
                  ------------------------------------
                  Omaha, NE 68131
                  ------------------------------------

                  ------------------------------------


Form 13F File Number:               28-4545
                                    -------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Marc D. Hamburg
                  ------------------------
Title:            Vice President
                  ------------------------
Phone:            402-346-1400
                  ------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg       Omaha, NE                         August 25, 2003
------------------------  ------------------------------    ---------------
[Signature]               [City, State]                     [Date]

Report Type (Check only one.):

[   ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ X ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         Form 13F File Number    Name

         28-5194                 General Re - New England Asset Management, Inc.
            ------               -----------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                           6
                                                                       -------

Form 13F Information Table Entry Total:                                      1
                                                                       -------

Form 13F Information Table Value Total:                                $17,406
                                                                       -------
                                                                     (thousands)


List of Other Included Managers:



Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     NO.        FORM 13F FILE NUMBER            NAME
      1.        28-554                          Buffett, Warren E.
      2.        28-852                          GEICO Corp.
      3.        28-101                          Government Employees Ins. Corp.
      4.        28-718                          National Indemnity Co.
      5.        28-717                          OBH Inc.
      6.        28-2740                         Plaza Investment Managers

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                December 31, 2002


                                                                                 Column 4         Column 5

                                               Column 2        Column 3           Market          Shares or

Column 1                                       Title of         CUSIP             Value           Principal
Name of Issuer                                   Class          Number        (In Thousands)       Amount
--------------                                   -----          ------        --------------       ------
Automatic Data Processing                         Com        053015 10 3           17,406        443,300
                                                                                  -------
                                                                                  $17,406
                                                                                  =======

                                               Column 6
                                        Investment Discretion                                                Column 8
                                        ---------------------
                                                                 (c)           Column 7                  Voting Authority
                                                                                                         ----------------
Column 1                             (a)        (b) Shared -   Shared-          Other               (a)          (b)        (c)
Name of Issuer                      Sole           Defined      Other          Managers             Sole        Shared      None
--------------                      ----           -------      -----          --------             ----        ------      ----
Automatic Data Processing                             X                  1, 2, 3, 4, 5, 6         443,300



                             BERKSHIRE HATHAWAY INC.
                                1440 KIEWIT PLAZA
                              OMAHA, NEBRASKA 68131
                            TELEPHONE (402) 346-1400
                               FAX (402) 346-3375



                                 August 21, 2003



Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.

Washington, DC  20549

Gentlemen:

         Enclosed herewith for filing is Amendment Number 3 to Form 13F for the Quarter ended December 31, 2002 for the following six "Institutional Investment Managers":

                                                                 13F File Number
                                                                 ---------------
Warren E. Buffett                                                      28-554
GEICO Corporation                                                      28-852
Government Employees Insurance Company                                 28-101
National Indemnity Company                                             28-718
OBH Inc.                                                               28-717
Plaza Investment Managers                                             28-2740




                                           Yours truly,

                                           BERKSHIRE HATHAWAY INC.


                                           /s/ Marc D. Hamburg
                                           -------------------
                                           Marc D. Hamburg
                                           Vice President

Enclosures